PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel - Movements of pension benefit obligation (Details) Rp in Billions		12 Months Ended
	Jun. 07, 2017	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Disclosure of defined benefit plans [line items]
Maximum percentage of surplus defined benefit plan	10
Threshold FSR	105
Employer's contributions		Rp (205)	Rp (233)
Periodic pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Pension benefit obligations at beginning of year		2,209	1,541
Periodic pension benefit cost		(142)	(314)
Actuarial losses recognised in OCI		1,585	614
Return on plan assets (excluding amount included in net interest expense)		(31)	(53)
Employer's contributions		(53)	(207)
Pension benefit obligations at end of year		Rp 3,852	Rp 2,209